Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]

NOTE 12:- ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss), net of taxes, for the year ended December 31, 2019:

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(437)	$(93)	$292	$(238)
Other comprehensive income before reclassifications	1,160	132	90	1,382
Amounts reclassified from accumulated other comprehensive income	(271)	(30)	-	(301)

Net current period other comprehensive income	889	102	90	1,081

Ending Balance	$452	$9	$382	$843